Investments (Tables)	6 Months Ended
Jun. 30, 2025
Investments [Abstract]
Schedule of Long-Term Investments	Long-term investments consist of wealth management products with maturity over one year. Investments consisted of the following.
	June 30, 2025	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant other unobservable inputs (level 3)
	(Unaudited)
Short-term investments
Trading securities	$3,019,240	$3,019,240	$-	$-
Held-to-maturity debt securities	18,581,487	18,581,487	-	-
Total	$21,600,727	$21,600,727	$-	$-

	December 31, 2024	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant other unobservable inputs (level 3)
Short-term investments
Trading securities	$5,355,552	$5,355,552	$-	$-
Held-to-maturity debt securities	17,576,988	17,576,988	-	-
Total	$22,932,540	$22,932,540	$-	$-

Schedule of Net Investment gain (loss) Income

Net investment gain for the six months ended June 30, 2025 and 2024 consists of the following:

	2025	2024
	(Unaudited)	(Unaudited)
Gain (loss) from sales of short-term investments:
Trading securities	$24,849	$(3,584)
Held-to-maturity debt securities	15,616	-
Unrealized gain of short-term investments:
Trading securities	41,998	25,305
Held-to-maturity debt securities	-	166,383
Unrealized gain of long-term investments:
Held-to-maturity debt securities	-	40,000
Net investment gain	$82,463	$228,104